Derivative Financial Liabilities - Measured at fair value (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022
Derivative financial liabilities measured at fair value
Short-term derivative financial liabilities	¥ 151,177,400	¥ 269,251,436
Long-term derivative financial liabilities	¥ 77,100,474	19,083,004
Derivative liabilities		¥ 288,334,440
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Short-term derivative financial liabilities	Short-term derivative financial liabilities
ESA derivative liabilities
Derivative financial liabilities measured at fair value
Short-term derivative financial liabilities	¥ 151,177,400	¥ 269,251,436
Warrant liabilities
Derivative financial liabilities measured at fair value
Long-term derivative financial liabilities	¥ 77,100,474	¥ 19,083,004
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Short-term derivative financial liabilities